UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Goodnow Investment Group, LLC
Address:    9 Old King's Highway South
            Suite 300
            Darien, CT 06820

13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter J. Gavey
Title:      Chief Compliance Officer
Phone:      203-655-6272

Signature, Place and Date of Signing:


/s/ Peter J. Gavey                 Darien, CT                 May 15, 2012
------------------------       -------------------           -------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $391,678
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL DISCRETION  MNGRS SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ---- ----------  ----- ----      ------ ----
AIRCASTLE LTD                      COM         G0129K104  18,627     1,521,847 SH       Sole        NONE  1,521,847  0     0
ALLIANCE DATA SYSTEMS CORP         COM         018581108  27,011       214,443 SH       Sole        NONE    214,443  0     0
AMPHENOL CORP NEW                 CL A         032095101  29,560       494,563 SH       Sole        NONE    494,563  0     0
APPLE INC                          COM         037833100   8,993        15,000 SH       Sole        NONE     15,000  0     0
ATLAS AIR WORLDWIDE HLDGS IN     COM NEW       049164205  23,973       487,155 SH       Sole        NONE    487,155  0     0
BAXTER INTL INC                    COM         071813109  16,164       270,393 SH       Sole        NONE    270,393  0     0
CLEVELAND BIOLABS INC              COM         185860103   1,342       545,603 SH       Sole        NONE    545,603  0     0
COPART INC                         COM         217204106   8,945       343,118 SH       Sole        NONE    343,118  0     0
CORNING INC                        COM         219350105   3,839       272,623 SH       Sole        NONE    272,623  0     0
COVANTA HLDG CORP                  COM         22282E102   9,736       599,896 SH       Sole        NONE    599,896  0     0
CREDIT ACCEP CORP MICH             COM         225310101  35,553       351,980 SH       Sole        NONE    351,980  0     0
DISCOVERY COMMUNICATNS NEW      COM SER C      25470F302  21,891       466,952 SH       Sole        NONE    466,952  0     0
EXPRESS SCRIPTS INC                COM         302182100   4,876        90,000 SH       Sole        NONE     90,000  0     0
FORD MTR CO DEL               COM PAR $0.01    345370860   4,880       391,200 SH       Sole        NONE    391,200  0     0
GAMESTOP CORP NEW                 CL A         36467W109   6,318       289,270 SH       Sole        NONE    289,270  0     0
GENERAL MTRS CO                    COM         37045V100   3,902       152,140 SH       Sole        NONE    152,140  0     0
GENESEE & WYO INC                 CL A         371559105  21,298       390,213 SH       Sole        NONE    390,213  0     0
INTERDIGITAL INC                   COM         45867G101   5,795       166,248 SH       Sole        NONE    166,248  0     0
MEDCO HEALTH SOLUTIONS INC         COM         58405U102  26,857       382,030 SH       Sole        NONE    382,030  0     0
METHANEX CORP                      COM         59151K108   1,203        37,100 SH       Sole        NONE     37,100  0     0
NEUSTAR INC                       CL A         64126X201  26,743       717,937 SH       Sole        NONE    717,937  0     0
PALOMAR MED TECHNOLOGIES INC     COM NEW       697529303   6,941       743,177 SH       Sole        NONE    743,177  0     0
POLYPORE INTL INC                  COM         73179V103  22,452       638,560 SH       Sole        NONE    638,560  0     0
QUALCOMM INC                       COM         747525103   5,315        78,090 SH       Sole        NONE     78,090  0     0
QUANEX BUILDING PRODUCTS COR       COM         747619104   1,577        89,450 SH       Sole        NONE     89,450  0     0
REALD INC                          COM         75604L105     587        43,514 SH       Sole        NONE     43,514  0     0
SEI INVESTMENTS CO                 COM         784117103   1,837        88,780 SH       Sole        NONE     88,780  0     0
TE CONNECTIVITY LTD              REG SHS       H84989104  19,063       518,708 SH       Sole        NONE    518,708  0     0
TRW AUTOMOTIVE HLDGS CORP          COM         87264S106   2,188        47,108 SH       Sole        NONE     47,108  0     0
VICOR CORP                         COM         925815102   6,509       813,598 SH       Sole        NONE    813,598  0     0
VISTAPRINT N V                     SHS         N93540107  17,703       458,027 SH       Sole        NONE    458,027  0     0

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